Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Cash and Cash Equivalents
The Company’s policy is to invest cash in excess of operating requirements in highly liquid investments. For the purpose of the consolidated statements of cash flows, cash and cash equivalents consist of the following:

	December 31 2019 $	December 31 2018 $

Cash	208.1	176.5
Unrestricted investments	15.4	8.7

Cash and deposits	223.5	185.2
Bank indebtedness	(19.5)	-

Cash and cash equivalents	204.0	185.2